Statements of Changes in Stockholders' Deficit - USD ($)	Class A common stock Common Stock	Class A common stock	Class A Common Stock Not Subject To Redemption [Member] Common Stock	Class B common stock Common Stock	Preferred Stock	Additional Paid-in Capital	Accumulated Deficit	Total
Balance at the beginning at Feb. 17, 2021			$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
Balance at the beginning (in shares) at Feb. 17, 2021			0
Statements of Changes in Stockholders' Deficit
Issuance of Class B common stock to Sponsor (in shares)				8,625,000
Issuance of Class B common stock to Sponsor				$ 863		24,137		25,000
Remeasurement of shares subject to redemption						(24,137)	(43,745,917)	(43,770,054)
Net income (loss)							9,169,605	9,169,605
Balance at the end at Dec. 31, 2021	$ 0			$ 863	$ 0	0	(34,576,312)	(34,575,449)
Balance at the end (in shares) at Dec. 31, 2021	0			8,625,000	0
Statements of Changes in Stockholders' Deficit
Net income (loss)							8,177,015	8,177,015
Balance at the end at Mar. 31, 2022				$ 863			(26,399,297)	(26,398,434)
Balance at the end (in shares) at Mar. 31, 2022				8,625,000
Balance at the beginning at Dec. 31, 2021	$ 0			$ 863	$ 0	0	(34,576,312)	(34,575,449)
Balance at the beginning (in shares) at Dec. 31, 2021	0			8,625,000	0
Statements of Changes in Stockholders' Deficit
Excise tax payable attributable to redemption of common stock								0
Net income (loss)								15,556,968
Balance at the end at Jun. 30, 2022				$ 863			(19,237,477)	(19,236,614)
Balance at the end (in shares) at Jun. 30, 2022				8,625,000
Balance at the beginning at Dec. 31, 2021	$ 0			$ 863	$ 0	0	(34,576,312)	(34,575,449)
Balance at the beginning (in shares) at Dec. 31, 2021	0			8,625,000	0
Statements of Changes in Stockholders' Deficit
Increase in redemption value of shares subject to possible redemption							(3,743,935)	(3,743,935)
Issuance of Class B common stock to Sponsor (in shares)		33,550,000
Net income (loss)							24,256,284	24,256,284
Balance at the end at Dec. 31, 2022				$ 863			(14,063,963)	(14,063,100)
Balance at the end (in shares) at Dec. 31, 2022				8,625,000
Balance at the beginning at Mar. 31, 2022				$ 863			(26,399,297)	(26,398,434)
Balance at the beginning (in shares) at Mar. 31, 2022				8,625,000
Statements of Changes in Stockholders' Deficit
Increase in redemption value of shares subject to possible redemption							(218,133)	(218,133)
Net income (loss)							7,379,953	7,379,953
Balance at the end at Jun. 30, 2022				$ 863			(19,237,477)	(19,236,614)
Balance at the end (in shares) at Jun. 30, 2022				8,625,000
Balance at the beginning at Dec. 31, 2022				$ 863			(14,063,963)	(14,063,100)
Balance at the beginning (in shares) at Dec. 31, 2022				8,625,000
Statements of Changes in Stockholders' Deficit
Increase in redemption value of shares subject to possible redemption							(2,945,887)	(2,945,887)
Net income (loss)							1,897,057	1,897,057
Balance at the end at Mar. 31, 2023				$ 863			(15,112,793)	(15,111,930)
Balance at the end (in shares) at Mar. 31, 2023				8,625,000
Balance at the beginning at Dec. 31, 2022				$ 863			(14,063,963)	(14,063,100)
Balance at the beginning (in shares) at Dec. 31, 2022				8,625,000
Statements of Changes in Stockholders' Deficit
Increase in redemption value of shares subject to possible redemption								(4,450,363)
Excise tax payable attributable to redemption of common stock								(3,173,873)
Net income (loss)								1,870,068
Balance at the end at Jun. 30, 2023				$ 863			(19,818,131)	(19,817,268)
Balance at the end (in shares) at Jun. 30, 2023				8,625,000
Balance at the beginning at Mar. 31, 2023				$ 863			(15,112,793)	(15,111,930)
Balance at the beginning (in shares) at Mar. 31, 2023				8,625,000
Statements of Changes in Stockholders' Deficit
Increase in redemption value of shares subject to possible redemption							(1,504,476)	(1,504,476)
Contribution - non redemption agreements						884,554		884,554
Fair value of shareholder non-redemption agreements						$ (884,554)		(884,554)
Excise tax payable attributable to redemption of common stock							(3,173,873)	(3,173,873)
Net income (loss)							(26,989)	(26,989)
Balance at the end at Jun. 30, 2023				$ 863			$ (19,818,131)	$ (19,817,268)
Balance at the end (in shares) at Jun. 30, 2023				8,625,000